Premises and Equipment (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises and Equipment (Textual) [Abstract]
Rental expenses	$ 298	$ 187	$ 142
Depreciation	$ 567	$ 530	$ 527